Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

Note 4.   Revenue

The following table summarizes the Company’s revenues disaggregated by revenue source, geography (based on the Company’s business locations,) and timing of revenue recognition (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
		As restated		As restated
Geographic Markets
Malaysia	$3	$17	$53	$64
USA	12,665	17,984	38,797	69,873
PRC	7,360	8,580	36,242	16,710
Italy	4,250	—	8,779	—
Total	$24,278	$26,581	$83,871	$86,647

Product or Service
Electric vehicles products	$14,713	$8,737	$52,913	17,041
Electric vehicles services	71	46	228	154
Charging, batteries and powertrain products	1,034	940	2,244	4,108
Charging, batteries and powertrain services	415	770	1,205	1,526
Title and escrow services	7,875	15,519	26,971	62,428
Digital advertising services and other	—	—	—	231
Fund raising services	50	—	57	—
Other revenue	120	569	253	1,159
Total	$24,278	$26,581	$83,871	$86,647

Timing of Revenue Recognition
Products and services transferred at a point in time	$23,742	$25,196	$82,381	$83,807
Services provided over time	536	1,385	1,490	2,840
Total	$24,278	$26,581	$83,871	$86,647

In the three months ended September 30, 2022 and 2021, the Company recognized revenue of $2.4 million and $0.7 million recorded in deferred revenue as of the beginning of the periods, respectively. In the nine months ended September 30, 2022 and 2021, the Company recognized revenue of $4.4 million and $0.6 million recorded in deferred revenue as of the beginning of the periods, respectively.

In the three months ended September 30, 2022 and 2021, the Company recorded grant revenue of $0.1 million and $0.6 million, respectively. In the nine months ended September 30, 2022 and 2021, the Company recorded grant revenue of $0.3 million and $1.2 million, respectively, in “Other revenue” in the consolidated statements of operations.

Note 4.   Revenue

The following table summarizes the Company’s revenues disaggregated by revenue source, geography (based on the Company’s business locations), and timing of revenue recognition (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Geographic Markets
Malaysia	$65	$83	$—
USA	84,303	1,631	41,873
PRC	29,712	25,045	2,693
Total	$114,080	$26,759	$44,566

Product or Service
Digital asset management services	$—	$—	$40,700
Digital advertising services and other	231	1,631	1,173
Title and escrow services	72,686	—	—
Electric vehicle products	31,123	19,462	—
Electric vehicle services	204	—	2,693
Combustion engine vehicles	—	5,160	—
Charging, battery and powertrain products	5,886	506	—
Charging, battery and powertrain services	2,645	—	—
Other revenue	1,305	—	—
Total	$114,080	$26,759	$44,566

Timing of Revenue Recognition
Products and services transferred at a point in time	$110,079	$26,729	$3,866
Products and services provided over time	4,001	30	40,700
Total	$114,080	$26,759	$44,566

The following table provides information about client receivables, contract liabilities and contract assets from contracts with customers:

	Year ended
	December 31, 2021	December 31, 2020
Balances from contracts with customers:
Accounts receivable	$3,338	$7,400
Deferred revenue	5,392	1,129
Contract assets	2,772	—

In the years ended December 31, 2021, 2020 and 2019, the Company recognized revenue of $0.6 million, $0.5 million, and $0.3 million recorded in deferred revenue as of the beginning of the period.

In the years ended December 31, 2021, 2020 and 2019, the Company recorded grant revenue of $1.3 million, $0.0 million, and $0.0 million in “Other revenue” in the consolidated statements of operations.

In the year ended December 31, 2021 the Company recorded a contract asset of $0.6 million as US Hybrid has an amount due of this amount from a customer contract for which US Hybrid has not yet performed the performance obligations. The Company expects to recognize this revenue of $0.6 million in the year ending December 31, 2022, and at that time will reclassify the contract asset.